UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05215)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2012

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund

The fund's portfolio
12/31/11 (Unaudited)

Key to holding's abbreviations
ASC 820 — Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralization
FNMA Coll. — Federal National Mortgage Association Collateralized
LOC — Letter of Credit
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.9%)

Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary Hlth. Syst.), Ser. A, 0.08s, 2/1/40 (Bank of Nova Scotia (LOC))(M)	VMIG1	$500,000	$500,000

			500,000
California (4.6%)

CA Edl. Fac. Auth. VRDN (Stanford U.), Ser. L, 0.05s, 10/1/22(M)	VMIG1	800,000	800,000

CA Statewide Cmnty. Dev. Auth. VRDN (Kaiser Permanente), Ser. E, 0.06s, 11/1/36(M)	A-1	500,000	500,000

San Francisco City & Cnty., Multi-Fam. Hsg. VRDN, Ser. A, FHLMC COLL., 0.06s, 8/1/30(M)	A-1+	1,200,000	1,200,000

			2,500,000
Connecticut (0.7%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. U2, 0.02s, 7/1/33(M)	VMIG1	400,000	400,000

			400,000
Delaware (1.4%)

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.04s, 10/1/38(M)	Aa3	750,000	750,000

			750,000
Georgia (4.0%)

Fayette Cnty., Dev. Auth. Edl. Fac. VRDN (Catholic Ed. North GA, Inc.), 0.19s, 4/1/28 (Wells Fargo Bank, N.A. (LOC))(M)	A-1+	1,000,000	1,000,000

Roswell, Hsg. Auth. Multi-Fam. VRDN (Rosemont Apt.), FHLMC Coll., 0.09s, 1/1/34(M)	A-1+	1,170,000	1,170,000

			2,170,000
Illinois (4.7%)

Channahon, VRDN (Morris Hosp.), Ser. B, 0.10s, 12/1/32 (U.S. Bank, N.A. (LOC))(M)	A-1	855,000	855,000

IL Dev. Fin. Auth. VRDN (North Shore Country Day), 0.12s, 7/1/33 (Northern Trust Co. (LOC))(M)	VMIG1	900,000	900,000

IL Edl. Fac. Auth. VRDN (Lake Forest Open Lands), 0.11s, 8/1/33 (Northern Trust Co. (LOC))(M)	A-1+	800,000	800,000

			2,555,000
Indiana (6.6%)

IN State Dev. Fin. Auth. Ed. Fac. VRDN (IN Museum of Art), 0.08s, 2/1/39 (JPMorgan Chase Bank, N.A. (LOC))(M)	VMIG1	1,000,000	1,000,000

IN State Fin. Auth. VRDN
Ser. A-3, 0.07s, 2/1/37(M)	VMIG1	400,000	400,000
Ser. A, 0.05s, 2/1/35(M)	VMIG1	645,000	645,000

IN State Fin. Auth. Edl. Fac. VRDN (Depauw U.), Ser. A, 0.09s, 7/1/36 (Northern Trust Co. (LOC))(M)	VMIG1	1,000,000	1,000,000

Indianapolis Multi-Fam. Hsg. VRDN (Capital Place-Covington), FNMA Coll., 0.09s, 5/15/38(M)	A-1+	500,000	500,000

			3,545,000
Kansas (1.8%)

KS State Dev. Fin. Auth. Hlth. Fac. VRDN (Deaconess Long Term Care), Ser. C, 0.10s, 5/15/30 (JPMorgan Chase Bank, N.A. (LOC))(M)	VMIG1	965,000	965,000

			965,000
Kentucky (0.6%)

KY Econ. Dev. Fin. Auth. VRDN (Catholic Hlth.), Ser. C, 0.06s, 5/1/34(M)	VMIG1	300,000	300,000

			300,000
Maryland (1.9%)

County of Howard Commercial Paper, Ser. 11, 0.14s, 5/1/12	P-1	750,000	750,000

MD State Trans. Auth. VRDN (Baltimore/WA Arpt.), Ser. A, 0.1s, 7/1/13 (State Street Bank & Trust Co. (LOC))(M)	VMIG1	265,000	265,000

			1,015,000
Massachusetts (3.7%)

MA State VRDN (Construction Loan), Ser. A, 0.04s, 3/1/26(M)	VMIG1	1,000,000	1,000,000

Massachusetts Health & Educational Facilities Authority Commercial Paper (Harvard University), Ser. EE, 0.12s, 2/8/12	P-1	1,000,000	1,000,000

			2,000,000
Michigan (3.1%)

Michigan State Hosp. Fin. Auth. Commercial Paper (Trinity Hlth. Credit Group), Ser. 09-C, 0.17s, 3/2/12	A-1+	750,000	750,000

U. of MI VRDN (Hosp.), Ser. B, 0.04s, 12/1/37(M)	VMIG1	950,000	950,000

			1,700,000
Minnesota (4.6%)

Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist. VRDN (Hlth. Ctr.), 0.13s, 8/1/14 (Wells Fargo Bank, N.A. (LOC))(M)	A-1+	600,000	600,000

Minnetonka, Hsg. Fac. VRDN (Beacon Hill), FNMA Coll., 0.12s, 5/15/34(M)	VMIG1	395,000	395,000

MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College), Ser. 5-M2, 0.08s, 10/1/20 (Harris, N.A. (LOC))(M)	VMIG1	805,000	805,000

New Ulm, Hosp. Fac. VRDN (Hlth. Ctr. Syst.), 0.13s, 8/1/14 (Wells Fargo Bank N.A. (LOC))(M)	A-1+	200,000	200,000

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.05s, 11/15/38(M)	VMIG1	500,000	500,000

			2,500,000
Mississippi (1.3%)

Jackson Cnty., Poll. Control VRDN (Chevron USA, Inc.), 0.02s, 6/1/23(M)	P-1	700,000	700,000

			700,000
Missouri (3.4%)

MO State Hlth. & Edl. Fac. Auth. VRDN
(BJC Hlth. Syst.), Ser. E, 0.07s, 5/15/38(M)	VMIG1	750,000	750,000
(Washington U. (The)), Ser. A, 0.07s, 9/1/30(M)	VMIG1	1,100,000	1,100,000

			1,850,000
Montana (2.8%)

MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A, 0.07s, 12/1/25(M)	VMIG1	1,500,000	1,500,000

			1,500,000
Nebraska (1.9%)

NE Edl. Fin. Auth. VRDN (Creighton U.), 0.06s, 7/1/35 (JPMorgan Chase Bank, N.A. (LOC))(M)	VMIG1	1,000,000	1,000,000

			1,000,000
Nevada (3.3%)

Reno, Sales Tax VRDN, 0.06s, 6/1/42 (Bank of New York Mellon (LOC))(M)	VMIG1	1,300,000	1,300,000

Truckee Meadows Water Authority Commercial Paper, Ser. 06-B, 0.12s, 1/4/12	P-1	500,000	500,000

			1,800,000
New Hampshire (2.9%)

NH Hlth. & Ed. Fac. Auth. VRDN
(Dartmouth College), Ser. A, 0.24s, 6/1/31(M)	VMIG1	600,000	600,000
(U. of NH), Ser. B, 0.06s, 7/1/33(M)	VMIG1	995,000	995,000

			1,595,000
New Jersey (1.8%)

NJ Hlth. Care Fac. Fin. Auth. VRDN (Somerset Med. Ctr.), 0.08s, 7/1/24 (TD Bank, N.A. (LOC))(M)	VMIG1	970,000	970,000

			970,000
New York (2.6%)

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. VRDN
(Cherry Ridge Appartments, LLC), 0.08s, 1/1/35 (HSBC Bank USA, N.A. (LOC))(M)	A-1+	190,000	190,000
(Cherry Ridge Assisted Living), 0.08s, 1/1/35 (HSBC Bank USA, N.A. (LOC))(M)	A-1+	190,000	190,000

NY City, Cultural Resource VRDN (Alvin Ailey Dance Foundation), 0.09s, 7/1/33 (Citibank, N.A. (LOC))(M)	VMIG1	1,000,000	1,000,000

			1,380,000
North Carolina (6.3%)

NC Cap. Fin. Agcy. Edl. Fac. VRDN (Wake Forrest U.), Ser. B, 0.05s, 1/1/18(M)	VMIG1	820,000	820,000

North Carolina Captial Facilities Finance Agency Commercial Paper (Duke University), Ser. A1&2, 0.13s, 3/1/12	P-1	750,000	750,000

U. of NC VRDN, Ser. C, 0.26s, 12/1/25(M)	VMIG1	845,000	845,000

Wake Cnty., VRDN, Ser. A, 0.06s, 3/1/26(M)	VMIG1	1,000,000	1,000,000

			3,415,000
Ohio (1.9%)

Columbus, Swr. VRDN, Ser. B, 0.04s, 6/1/32(M)	VMIG1	910,000	910,000

Warren Cnty., Hlth. Care Fac. VRDN (Otterbein Homes), 0.1s, 7/1/31 (U.S. Bank, N.A. (LOC))(M)	A-1	140,000	140,000

			1,050,000
Oklahoma (2.4%)

OK State Tpk. Auth. VRDN, Ser. F, 0.06s, 1/1/28(M)	VMIG1	1,300,000	1,300,000

			1,300,000
Pennsylvania (3.0%)

Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN (Elec. Co.), Ser. B, 0.03s, 11/1/25 (UBS AG (LOC))(M)	VMIG1	200,000	200,000

Dauphin Cnty., Hosp. VRDN (Reading Hosp. & Med. Ctr.), Ser. A, 0.08s, 10/1/17(M)	Aa3	500,000	500,000

Delaware River Port Auth. PA & NJ VRDN, Ser. B, 0.08s, 1/1/26 (TD Bank, N.A. (LOC))(M)	VMIG1	935,000	935,000

			1,635,000
Tennessee (2.6%)

Chattanooga, Hlth. Edl. & Hsg. Fac. Board VRDN (Catholic Hlth. Initiatives), Ser. C, 0.1s, 5/1/39(M)	VMIG1	800,000	800,000

Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board VRDN (Vanderbilt U.), Ser. A-1, 0.03s, 10/1/44(M)	VMIG1	600,000	600,000

			1,400,000
Texas (9.3%)

Board of Regents of Texas Tech University Revenue Financing System Commercial Paper, Ser. A, 0.12s, 2/1/12	A-1+	750,000	750,000

Harris Cnty., Hlth. Fac. Dev. Corp. VRDN (Texas Childrens), Ser. B-1, 0.1s, 10/1/29(M)	VMIG1	940,000	940,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.08s, 11/15/33(M)	VMIG1	885,000	885,000

Texas Public Finance Authority Commercial Paper, Ser. 08, 0.16s, 2/6/12	P-1	750,000	750,000

TX State VRDN (Veterans Hsg. Assistance II), Ser. D, 0.1s, 12/1/36 (Sumitomo Trust & Banking Co. (LOC))(M)	VMIG1	950,000	950,000

University of Texas System Board of Regents Rev. Fin. Syst. Commercial Paper, Ser. A, 0.13s, 4/2/12	A-1+	750,000	750,000

			5,025,000
Utah (2.4%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.06s, 5/15/37(M)	VMIG1	1,285,000	1,285,000

			1,285,000
Virginia (6.1%)

Cap. Beltway Funding Corp. VRDN (495 Hot Lanes), Ser. C, 0.03s, 12/31/47 (National Australia Bank (LOC))(M)	VMIG1	1,000,000	1,000,000

James Cnty., Indl. Dev. Auth. VRDN (Multi Fam. - Chambrel), FNMA Coll., 0.1s, 11/15/32(M)	A-1+	805,000	805,000

Loudoun Cnty., Indl. Dev. Auth. VRDN (Howard Hughes Med.), Ser. F, 0.05s, 2/15/38(M)	VMIG1	750,000	750,000

Regents of University of Virginia Commercial Paper, Ser. 03-A, 0.12s, 3/2/12	P-1	750,000	750,000

			3,305,000
Washington (2.0%)

WA State Hsg. Fin. Comm. Non Profit VRDN (St. Vincent De Paul), Ser. A, 0.1s, 2/1/31 (Wells Fargo Bank, N.A. (LOC))(M)	A-1+	1,060,000	1,060,000

			1,060,000
West Virginia (0.4%)

WV State Econ. Dev. Auth. Poll Control VRDN (OH Pwr. Co. - Kammer), Ser. B, 0.07s, 7/1/14 (Bank of Nova Scotia (LOC))(M)	P-1	200,000	200,000

			200,000
Wisconsin (1.8%)

WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton Franciscan Svcs.), Ser. B, 0.06s, 8/15/33 (U.S. Bank, N.A. (LOC))(M)	VMIG1	1,000,000	1,000,000

			1,000,000
Wyoming (1.8%)

Gillette, Poll. Control VRDN, 0.08s, 1/1/18 (Barclays Bank PLC (LOC))(M)	P-1	500,000	500,000

Sweetwater Cnty., Poll. Control VRDN (Pacific Corp.), Ser. A, 0.09s, 7/1/15	VMIG1	500,000	500,000

			1,000,000
TOTAL INVESTMENTS

Total investments (cost $53,370,000)(b)			$53,370,000

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2011 through December 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $54,113,405.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(M)	The security's effective maturity date is less than one year.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financial	32.5%
	Healthcare	23.4
	Education	14.7
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$53,370,000	$—

Totals by level	$—	$53,370,000	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 28, 2012